Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies [Abstract]
Summary of future contractual obligations
Year	Research and Development	Property and Other Leases	Total
April 1 through December 31, 2018	$75,000	$145,461	$220,461
2019	100,000	148,561	248,561
2020	100,000	127,377	227,377
2021	100,000	5,696	105,696
2022	100,000	-	100,000
Total	$475,000	$427,095	$902,095

Year	Research and Development	Property and Other Leases	Total
2018	$100,000	$139,765	$239,765
2019	100,000	148,561	248,561
2020	100,000	127,377	227,377
2021	100,000	5,696	105,696
2022	100,000	-	100,000
Total	$500,000	$421,399	$921,399